WARRANT LIBILITY (Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation) (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2015 $ / shares
Assumptions to estimate the fair value of warrants
Stock price	$ 1.37
Exercise price	$ 6.04
Annual dividend yield
Time to maturity	2 years 2 months 12 days
Risk-free interest rate	0.71%
Expected volatility	79.40%